Income tax benefit/(expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset	$ 87,745	$ 87,992
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effect of gross tax losses	620,600	$ 553,000	$ 477,800
Deferred tax asset	$ 44,500
Unused Tax Losses | Bottom of range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	9 years
Unused Tax Losses | Top of range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	14 years